SUMMARY OF OPERATING LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Obligations
Future minimum payments	$ 1,282,975	$ 1,268,230
Less imputed interest	(69,526)	(57,416)
Total lease obligations	1,213,449	1,210,814	$ 102,349
Total lease obligations	$ 1,213,449	$ 1,210,814	$ 102,349